ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 0.2%
94	Huntington Ingalls Industries, Inc.	$ 27,064
343	Mercury Systems, Inc.(a)	26,548
		53,612
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,066	Movado Group, Inc.	20,222
920	PVH Corporation	77,068
149	Tandy Leather Factory, Inc.	451
5,211	Under Armour, Inc., Class A(a)	26,003
784	Weyco Group, Inc.	23,591
		147,335
	ASSET MANAGEMENT - 1.3%
204	Affiliated Managers Group, Inc.	48,640
3,116	Cannae Holdings, Inc.	57,054
4,275	Compass Diversified Holdings	28,300
1,097	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	33,678
39	Hennessy Advisors, Inc.	411
2,186	Janus Henderson Group PLC	97,299
2,600	Medallion Financial Corporation	26,260
1,540	ODP Corporation (The)(a),(c)	42,889
1,107	Oppenheimer Holdings, Inc., Class A	81,818
136	Virtus Investment Partners, Inc.	25,844
		442,193
	AUTOMOTIVE - 3.0%
4,549	American Axle & Manufacturing Holdings, Inc.(a),(c)	27,339
1,713	Autoliv, Inc.(c)	211,556
6,706	BorgWarner, Inc.	294,796
1,416	Dana, Inc.	28,377
1,213	Gentex Corporation(c)	34,328
783	Gentherm, Inc.(a)	26,669
6,492	Goodyear Tire & Rubber Company (The)(a)	48,560
1,266	Harley-Davidson, Inc.	35,321
8,123	Holley, Inc.(a)	25,506
1,226	Lear Corporation	123,348
9,635	Microvast Holdings, Inc.(a)	37,095

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	AUTOMOTIVE - 3.0% (Continued)
712	Miller Industries, Inc.	$ 28,779
876	Standard Motor Products, Inc.	35,758
256	Visteon Corporation	30,684
		988,116
	BANKING - 12.6%
386	1st Source Corporation	23,762
2,429	Ameris Bancorp	178,070
351	Axos Financial, Inc.(a)	29,712
2,103	Bank OZK	107,211
845	BankFinancial Corporation	10,165
551	Banner Corporation	36,090
512	BayCom Corporation	14,720
1,268	Berkshire Hills Bancorp, Inc.	30,064
1,452	Byline Bancorp, Inc.	40,264
443	C&F Financial Corporation	29,770
2,059	Cadence Bank	77,295
621	Capital Bancorp, Inc.	19,810
688	Cathay General Bancorp	33,031
649	CNB Financial Corporation	15,706
378	Colony Bankcorp, Inc.	6,430
1,912	Columbia Banking System, Inc.	49,215
2,022	Comerica, Inc.	138,547
453	Community Trust Bancorp, Inc.	25,345
602	Customers Bancorp, Inc.(a),(c)	39,353
1,788	CVB Financial Corporation	33,811
166	Eagle Bancorp Montana, Inc.	2,867
1,162	Enterprise Financial Services Corporation	67,373
568	FB Financial Corporation	31,660
1,287	Financial Institutions, Inc.	35,006
862	First Bancorp	45,591
3,809	First Commonwealth Financial Corporation	64,943
3,409	First Financial Bancorp	86,077
563	First Financial Corporation	31,776
2,117	First Hawaiian, Inc.	52,565

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 12.6% (Continued)
858	First Horizon Corporation	$ 19,399
2,066	First Interstate BancSystem, Inc., Class A	65,843
2,371	First Merchants Corporation	89,387
691	First Mid Bancshares, Inc.	26,175
4,563	FNB Corporation	73,510
196	FS Bancorp, Inc.	7,824
965	Glacier Bancorp, Inc.	46,967
2,296	Hancock Whitney Corporation	143,753
1,078	Hanmi Financial Corporation	26,616
2,595	Heritage Commerce Corporation	25,768
1,426	Heritage Financial Corporation	34,495
613	Hilltop Holdings, Inc.	20,486
290	Home Bancorp, Inc.	15,754
2,189	Home BancShares, Inc.	61,949
739	HomeTrust Bancshares, Inc.	30,255
1,618	Independent Bank Corporation (MA)	111,917
739	Independent Bank Corporation (MI)	22,890
1,390	International Bancshares Corporation(c)	95,562
828	Midland States Bancorp, Inc.	14,192
1,053	National Bank Holdings Corporation, Class A	40,688
527	NBT Bancorp, Inc.	22,007
5,135	Northwest Bancshares, Inc.	63,623
1,487	OceanFirst Financial Corporation	26,127
2,223	Old National Bancorp	48,795
3,280	Old Second Bancorp, Inc.	56,695
1,935	Peoples Bancorp, Inc.	58,031
2,086	Prosperity Bancshares, Inc.	138,406
2,774	Renasant Corporation	102,333
243	Republic Bancorp, Inc., Class A	17,557
3,100	Republic First Bancorp, Inc.(a)	-
1,536	S&T Bancorp, Inc. (c)	57,738
2,299	Seacoast Banking Corporation of Florida	69,959
240	Sierra Bancorp	6,938
2,035	Stellar Bancorp, Inc.	61,742

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 12.6% (Continued)
1,540	Synovus Financial Corporation	$ 75,583
1,177	Towne Bank	40,689
787	TriCompany Bancshares	34,951
783	TrustCompany Bank Corporation	28,423
2,033	Trustmark Corporation	80,507
172	United Bancshares, Inc.	6,361
3,952	United Bankshares, Inc.	147,054
3,336	United Community Banks, Inc.	104,584
420	United Security Bancshares	3,919
507	Unity Bancorp, Inc.	24,777
577	Univest Financial Corporation	17,321
1,062	Webster Financial Corporation	63,125
1,252	WesBanco, Inc.	39,976
639	Westamerica BanCorporation	31,944
1,565	Western Alliance Bancorp	135,717
2,406	WSFS Financial Corporation	129,756
1,988	Zions Bancorp NA	112,481
		4,136,778
	BEVERAGES - 0.7%
355	Coffee Holding Company, Inc.(a)	1,622
466	MGP Ingredients, Inc.	11,273
4,933	Molson Coors Beverage Company, Class B	223,218
		236,113
	BIOTECH & PHARMA - 2.8%
4,559	Alkermes PLC(a)	136,770
1,326	Amphastar Pharmaceuticals, Inc.(a)	35,338
266	ANI Pharmaceuticals, Inc.(a)	24,366
8	Certara, Inc.(a)	98
9,882	Elanco Animal Health, Inc.(a)	199,024
8,107	Exelixis, Inc.(a)	334,819
1,009	Harmony Biosciences Holdings, Inc.(a)	27,808
225	Innoviva, Inc.(a)	4,106
110	Ligand Pharmaceuticals, Inc., Class B(a)	19,485
2,030	Pacira BioSciences, Inc.(a)	52,313

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 2.8% (Continued)
408	Prestige Consumer Healthcare, Inc.(a)	$ 25,459
652	Supernus Pharmaceuticals, Inc.(a)	31,159
3,286	Vanda Pharmaceuticals, Inc.(a)	16,397
		907,142
	CABLE & SATELLITE - 1.0%
268	Cable One, Inc.(c)	47,450
10,917	Sirius XM Holdings, Inc.(c)	254,093
4,483	WideOpenWest, Inc.(a)	23,132
		324,675
	CHEMICALS - 2.7%
1,362	AdvanSix, Inc.	26,396
848	Albemarle Corporation(c)	68,756
905	Ashland, Inc.	43,358
727	Avient Corporation	23,955
492	Celanese Corporation	20,703
1,104	Eastman Chemical Company	69,607
3,877	Ecovyst, Inc.(a)	33,962
1,939	FMC Corporation	65,209
1,998	Huntsman Corporation	17,942
750	Intrepid Potash, Inc.(a)	22,935
1,203	Koppers Holdings, Inc.	33,684
1,208	Minerals Technologies, Inc.	75,041
7,087	Mosaic Company (The)	245,777
228	Olin Corporation	5,698
313	Quaker Chemical Corporation	41,238
3,654	Rayonier Advanced Materials, Inc.(a)	26,382
292	Rogers Corporation(a)	23,494
684	Stepan Company	32,627
		876,764
	COMMERCIAL SUPPORT SERVICES - 2.4%
698	ABM Industries, Inc.	32,192
31,906	ADT, Inc.	277,901
17,342	Alight, Inc., Class A	56,535
954	AMN Healthcare Services, Inc.(a)	18,469

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.4% (Continued)
435	ASGN, Inc.(a)	$ 20,597
2,869	BrightView Holdings, Inc.(a)	38,445
962	CoreCivic, Inc.(a)	19,577
1,411	Deluxe Corporation	27,317
2,372	GEO Group, Inc. (The)(a)	48,602
592	Heidrick & Struggles International, Inc.	29,464
1,773	Kelly Services, Inc., Class A	23,262
535	Korn Ferry	37,439
1,408	ManpowerGroup, Inc.	53,363
520	UniFirst Corporation	86,939
509	V2X, Inc.(a)	29,568
		799,670
	CONSTRUCTION MATERIALS - 0.1%
2,871	Concrete Pumping Holdings, Inc.	20,240

	CONSUMER SERVICES - 1.1%
1,934	American Public Education, Inc.(a)	76,335
472	Carriage Services, Inc.	21,023
132	Graham Holdings Company, Class B(c)	155,405
869	Laureate Education, Inc.(a)	27,408
713	Matthews International Corporation, Class A	17,312
1,197	Perdoceo Education Corporation	45,079
333	Strategic Education, Inc.	28,641
		371,203
	CONTAINERS & PACKAGING - 0.6%
436	Greif, Inc., Class A	26,055
2,818	O-I Glass, Inc.(a)	36,549
2,316	Silgan Holdings, Inc.(c)	99,611
1,029	TriMas Corporation	39,761
		201,976
	E-COMMERCE DISCRETIONARY - 0.1%
5,336	1-800-Flowers.com, Inc., Class A(a),(c)	24,546

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.6%
695	Atkore, Inc.	$ 43,604
257	Belden, Inc.	30,910
1,353	Hayward Holdings, Inc.(a)	20,457
676	Kimball Electronics, Inc.(a)	20,185
153	Littelfuse, Inc.	39,629
195	Preformed Line Products Company	38,249
		193,034
	ENGINEERING & CONSTRUCTION - 0.3%
2,184	Great Lakes Dredge & Dock Corporation(a)	26,186
1,648	Mistras Group, Inc.(a)	16,216
739	Tutor Perini Corporation(a)	48,471
		90,873
	ENTERTAINMENT CONTENT - 1.4%
3,066	AMC Networks, Inc., Class A(a)	25,264
21,644	Paramount Skydance Corporation(c)	409,504
602	Sphere Entertainment Company(a),(c)	37,396
		472,164
	FOOD - 1.2%
2,266	Darling Ingredients, Inc.(a)	69,951
210	Ingredion, Inc.	25,643
7,208	Krispy Kreme, Inc.	27,895
556	Post Holdings, Inc.(a),(c)	59,759
30	Seaboard Corporation	109,410
312	Seneca Foods Corporation, Class A(a)	33,677
578	Simply Good Foods Company (The)(a)	14,346
2,313	TreeHouse Foods, Inc.(a)	46,746
799	USANA Health Sciences, Inc.(a)	22,013
		409,440
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
477	Boise Cascade Company	36,882

	HEALTH CARE FACILITIES & SERVICES - 2.2%
3,160	Acadia Healthcare Company, Inc.(a)	78,241
4,239	AdaptHealth Corporation(a)	37,939

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
138	Addus HomeCare Corporation(a)	$ 16,283
198	Charles River Laboratories International, Inc.(a)	30,979
363	Chemed Corporation	162,530
426	Henry Schein, Inc.(a)	28,274
570	National HealthCare Corporation	69,261
2,729	Option Care Health, Inc.(a)	75,757
3,147	Owens & Minor, Inc.(a)	15,105
4,302	Pediatrix Medical Group, Inc.(a)	72,058
1,540	Premier, Inc., Class A(c)	42,812
8,573	Teladoc Health, Inc.(a)	66,269
308	US Physical Therapy, Inc.	26,165
		721,673
	HOME & OFFICE PRODUCTS - 0.5%
7,992	ACCO Brands Corporation	31,888
1,282	MillerKnoll, Inc.	22,743
5,408	Steelcase, Inc., Class A	93,018
317	Whirlpool Corporation(c)	24,916
		172,565
	HOME CONSTRUCTION - 3.1%
352	American Woodmark Corporation(a)	23,500
1,120	Beazer Homes USA, Inc.(a)	27,496
1,152	Century Communities, Inc.	73,002
1,715	Forestar Group, Inc.(a)	45,602
621	Green Brick Partners, Inc.(a)	45,867
256	Hovnanian Enterprises, Inc., Class A(a)	32,893
857	Interface, Inc.	24,802
1,434	KB Home	91,260
426	LGI Homes, Inc.(a)	22,028
663	M/I Homes, Inc.(a)	95,764
1,705	Meritage Homes Corporation	123,493
906	Mohawk Industries, Inc.(a)	116,802
3,131	Taylor Morrison Home Corporation(a)	206,677
2,697	Tri Pointe Homes, Inc.(a)	91,617
		1,020,803

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.5%
2,504	Central Garden & Pet Company, Class A(a)	$ 73,943
1,843	Edgewell Personal Care Company	37,524
770	Spectrum Brands Holdings, Inc.	40,448
		151,915
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
189	Eastern Company (The)	4,434
151	Enpro, Inc.	34,126
415	Gibraltar Industries, Inc.(a)	26,062
4,478	Hillman Solutions Corporation(a)	41,108
466	Insteel Industries, Inc.	17,867
388	Mueller Industries, Inc.	39,231
788	Park-Ohio Holdings Corporation	16,737
1,276	Proto Labs, Inc.(a)	63,838
485	Timken Company (The)	36,462
		279,865
	INDUSTRIAL SUPPORT SERVICES - 1.7%
1,497	MSC Industrial Direct Company, Inc., Class A	137,933
6,694	Resideo Technologies, Inc.(a)	289,047
2,189	Titan Machinery, Inc.(a)	36,644
438	WESCO International, Inc.	92,637
		556,261
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
610	Virtu Financial, Inc., Class A	21,655

	INSURANCE - 10.1%
1,385	Assured Guaranty Ltd.	117,240
2,799	Axis Capital Holdings Ltd.	268,144
4,480	Brighthouse Financial, Inc.(a)	237,798
1,169	CNO Financial Group, Inc.	46,234
2,063	Donegal Group, Inc., Class A	40,002
1,882	Employers Holdings, Inc.	79,947
34,038	Genworth Financial, Inc., Class A(a)	302,938
1,716	Global Indemnity Group, LLC, Class A	49,850
1,535	Heritage Insurance Holdings, Inc.(a)	38,651

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 10.1% (Continued)
2,186	Horace Mann Educators Corporation	$ 98,742
3,767	Jackson Financial, Inc., Class A	381,333
1,848	Kemper Corporation	95,264
8,630	Lincoln National Corporation	348,048
1,825	NMI Holdings, Inc., Class A(a)	69,971
6,840	Old Republic International Corporation	290,495
5,160	ProAssurance Corporation(a)	123,788
8,010	Radian Group, Inc.	290,122
391	Safety Insurance Group, Inc.	27,640
2,849	Security National Financial Corporation, Class A(a)	24,701
6,972	Selectquote, Inc.(a)	13,665
6,419	SiriusPoint Ltd.(a)	116,120
246	Unico American Corporation(a)	–
2,961	United Fire Group, Inc.	90,074
2,432	Voya Financial, Inc.	181,914
		3,332,681
	INTERNET MEDIA & SERVICES - 1.3%
3,127	Angi, Inc.(a)	50,845
6,374	GoodRx Holdings, Inc.(a)	26,962
2,679	IAC, Inc.(a)	91,273
11,695	Lyft, Inc., Class A(a),(c)	257,407
		426,487
	LEISURE FACILITIES & SERVICES - 2.4%
10	Ark Restaurants Corporation(a)	71
128	Biglari Holdings, Inc.(a)	41,427
645	Boyd Gaming Corporation	55,760
5,401	Caesars Entertainment, Inc.(a)	145,962
1,566	Cheesecake Factory, Inc. (The)(c)	85,566
1,994	El Pollo Loco Holdings, Inc.(a)	19,342
1,106	Golden Entertainment, Inc.	26,080
714	Hilton Grand Vacations, Inc.(a)	29,852
2,641	Marcus Corporation (The)	40,962
1,390	Marriott Vacations Worldwide Corporation	92,518
5,425	MGM Resorts International(a)	188,031

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4% (Continued)
2,918	Penn Entertainment, Inc.(a),(c)	$ 56,201
1,929	Portillo's, Inc.(a),(c)	12,442
419	RCI Hospitality Holdings, Inc.	12,784
		806,998
	LEISURE PRODUCTS - 1.0%
512	Brunswick Corporation(c)	32,379
481	Escalade, Inc.	6,046
514	Fox Factory Holding Corporation(a)	12,485
470	LCI Industries(c)	43,780
1,071	Thor Industries, Inc.(c)	111,052
10,583	Topgolf Callaway Brands Corporation(a)	100,539
824	Winnebago Industries, Inc.	27,555
		333,836
	MACHINERY - 2.4%
211	AGCO Corporation	22,592
80	Alamo Group, Inc.	15,272
327	Albany International Corporation, Class A	17,429
1,619	Enovis Corporation(a)	49,121
4,300	Gates Industrial Corporation PLC(a)	106,726
713	Helios Technologies, Inc.	37,169
3,028	Hillenbrand, Inc.	81,877
3,688	Kennametal, Inc.	77,190
2,227	Manitowoc Company, Inc. (The)(a)	22,292
160	Middleby Corporation (The)(a)	21,269
760	Mueller Water Products, Inc., Class A	19,395
670	Oshkosh Corporation	86,899
4,763	Ranpak Holdings Corporation(a)	26,768
1,119	Regal Rexnord Corporation(c)	160,509
504	Stanley Black & Decker, Inc.	37,462
		781,970
	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,410	AngioDynamics, Inc.(a)	26,920
1,437	Avanos Medical, Inc.(a)	16,612
299	Bio-Rad Laboratories, Inc., Class A(a)	83,837

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.9% (Continued)
1,025	Castle Biosciences, Inc.(a)	$ 23,339
317	CONMED Corporation	14,908
4,964	Dentsply Sirona, Inc.	62,993
3,519	Envista Holdings Corporation(a)	71,682
811	FONAR Corporation(a)	12,214
152	ICU Medical, Inc.(a)	18,234
2,932	Integra LifeSciences Holdings Corporation(a)	42,016
3,887	Neogen Corporation(a)	22,195
2,846	QuidelOrtho Corporation(a)	83,815
873	Teleflex, Inc.	106,820
83	Utah Medical Products, Inc.	5,226
2,518	Varex Imaging Corporation(a)	31,223
		622,034
	METALS & MINING - 1.4%
6,123	Alcoa Corporation(c)	201,385
1,141	Hallador Energy Company(a)	22,329
3,836	Hecla Mining Company	46,416
342	Kaiser Aluminum Corporation	26,389
3,849	Peabody Energy Corporation(c)	102,076
1,176	Ramaco Resources, Inc., Class A	39,031
54	Ramaco Resources, Inc., Class B	904
3,406	SunCoke Energy, Inc.	27,793
		466,323
	OIL & GAS PRODUCERS - 6.4%
9,993	Antero Midstream Corporation	194,264
9,129	APA Corporation(c)	221,652
7,401	Berry Corporation	27,976
2,821	California Resources Corporation	150,021
1,272	Chord Energy Corporation	126,399
3,548	Civitas Resources, Inc.	115,310
1,746	CNX Resources Corporation(a),(c)	56,081
10,225	Crescent Energy Company, Class A	91,207
119	Gulfport Energy Corporation(a)	21,537
2,914	HF Sinclair Corporation	152,519

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 6.4% (Continued)
2,395	HighPeak Energy, Inc.(c)	$ 16,933
1,701	Magnolia Oil & Gas Corporation, Class A	40,603
3,042	Matador Resources Company	136,677
4,171	Murphy Oil Corporation	118,498
3,709	Northern Oil & Gas, Inc.(c)	91,983
2,678	Ovintiv, Inc.	108,138
3,270	Par Pacific Holdings, Inc.(a)	115,823
2,804	Permian Resources Corporation	35,891
1,183	Riley Exploration Permian, Inc.	32,071
1,886	SandRidge Energy, Inc.	21,274
3,940	SM Energy Company(c)	98,382
9,273	VAALCO Energy, Inc.	37,277
4,003	World Kinect Corporation(c)	103,878
		2,114,394
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
1,398	DMC Global, Inc.(a)	11,813
1,514	DNOW, Inc.(a)	23,088
4,300	Helix Energy Solutions Group, Inc.(a)	28,208
2,498	Helmerich & Payne, Inc.	55,181
2,134	Liberty Energy, Inc., Class A	26,334
1,533	MRC Global, Inc.(a)	22,106
7,934	NOV, Inc.(c)	105,125
7,278	Patterson-UTI Energy, Inc.	37,700
8,404	ProPetro Holding Corporation(a)	44,037
1,989	Ranger Energy Services, Inc.	27,926
3,549	RPC, Inc.	16,893
		398,411
	PUBLISHING & BROADCASTING - 1.1%
11,313	Gray Media, Inc.	65,389
491	Nexstar Media Group, Inc.	97,091
9,664	TEGNA, Inc.	196,469
		358,949
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
3,755	Five Point Holdings, LLC(a)	23,018

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.3% (Continued)
607	Howard Hughes Holdings, Inc.(a)	$ 49,877
1,167	Legacy Housing Corporation(a)	32,104
		104,999
	REAL ESTATE SERVICES - 0.8%
7,308	Anywhere Real Estate, Inc.(a)	77,392
9,737	Compass, Inc., Class A(a)	78,188
5,495	Newmark Group, Inc., Class A	102,482
		258,062
	RENEWABLE ENERGY - 0.1%
369	EnerSys	41,682

	RETAIL - CONSUMER STAPLES - 1.4%
1,332	Five Below, Inc.(a)	206,060
1,554	Ingles Markets, Inc., Class A	108,096
856	Natural Grocers by Vitamin Cottage, Inc.	34,240
1,480	Village Super Market, Inc., Class A	55,293
772	Weis Markets, Inc.	55,484
		459,173
	RETAIL - DISCRETIONARY - 4.8%
1,632	Academy Sports & Outdoors, Inc.(c)	81,633
569	Advance Auto Parts, Inc.(c)	34,937
2,746	American Eagle Outfitters, Inc.	46,984
518	Asbury Automotive Group, Inc.(a)	126,625
513	AutoNation, Inc.(a)	112,229
387	BlueLinx Holdings, Inc.(a)	28,282
1,897	Driven Brands Holdings, Inc.(a)	30,561
715	Ethan Allen Interiors, Inc.	21,064
3,560	Gap, Inc. (The)	76,148
376	Group 1 Automotive, Inc.	164,504
1,956	Guess?, Inc.	32,685
7,064	Kohl's Corporation(c)	108,574
530	La-Z-Boy, Inc.	18,190
696	Lithia Motors, Inc., Class A	219,936
5,637	Macy's, Inc.	101,071

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 4.8% (Continued)
1,526	MarineMax, Inc.(a)	$ 38,653
6,362	Mister Car Wash, Inc.(a)	33,909
1,747	Monro, Inc.	31,394
450	Rush Enterprises, Inc., Class A	24,061
3,987	Sally Beauty Holdings, Inc.(a),(c)	64,908
1,068	Shoe Carnival, Inc.	22,204
479	Sonic Automotive, Inc., Class A	36,447
1,496	Urban Outfitters, Inc.(a)	106,859
874	Victoria's Secret & Company(a)	23,720
		1,585,578
	SEMICONDUCTORS - 2.1%
4,075	Amkor Technology, Inc.	115,730
854	Azenta, Inc.(a)	24,527
288	Cirrus Logic, Inc.(a)	36,083
499	CTS Corporation	19,930
1,178	Diodes, Inc.(a)	62,681
721	FormFactor, Inc.(a)	26,259
982	IPG Photonics Corporation(a)	77,765
477	Kulicke & Soffa Industries, Inc.	19,385
366	MKS, Inc.	45,300
2,964	Photronics, Inc.(a)	68,024
460	Qorvo, Inc.(a)	41,897
24	Richardson Electronics Ltd.	235
318	Skyworks Solutions, Inc.	24,480
607	Synaptics, Inc.(a)	41,482
819	Ultra Clean Holdings, Inc.(a)	22,318
1,145	Veeco Instruments, Inc.(a)	34,842
1,652	Vishay Intertechnology, Inc.	25,276
		686,214
	SOFTWARE - 1.6%
2,389	Adeia, Inc.	40,135
1,799	Bandwidth, Inc., Class A(a)	29,989
5,530	Bumble, Inc., Class A(a)	33,678
1,335	Clear Secure, Inc., Class A	44,562

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 1.6% (Continued)
2,036	Concentrix Corporation(c)	$ 93,962
622	Digi International, Inc.(a)	22,678
2,791	Mitek Systems, Inc.(a)	27,268
93	Nutex Health, Inc.(a)	9,609
1,000	Omnicell, Inc.(a)	30,450
585	Unity Software, Inc.(a),(c)	23,424
3,974	Veradigm, Inc.(a)	19,075
2,041	Verint Systems, Inc.(a)	41,330
2,502	Ziff Davis, Inc.(a)	95,326
		511,486
	SPECIALTY FINANCE - 4.7%
3,426	Air Lease Corporation	218,065
2,356	Bread Financial Holdings, Inc.	131,394
871	Encore Capital Group, Inc.(a)	36,355
3,501	Essent Group Ltd.	222,524
6,464	EZCORP, Inc., Class A(a)	123,075
3,090	First American Financial Corporation	198,502
3,984	LendingClub Corporation(a)	60,517
10,215	MGIC Investment Corporation	289,799
610	PennyMac Financial Services, Inc.	75,567
3,086	PRA Group, Inc.(a)	47,648
1,368	Regi9onal Management Corporation	53,297
781	Stewart Information Services Corporation	57,263
200	Willis Lease Finance Corporation	27,418
		1,541,424
	STEEL - 0.3%
951	Commercial Metals Company	54,473
1,260	Olympic Steel, Inc.	38,367
		92,840
	TECHNOLOGY HARDWARE - 2.2%
1,040	Arrow Electronics, Inc.(a)	125,840
1,713	Avnet, Inc.	89,556
1,497	Benchmark Electronics, Inc.	57,709
434	Dolby Laboratories, Inc., Class A	31,408

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 2.2% (Continued)
939	Knowles Corporation(a)	$ 21,888
1,217	NETGEAR, Inc.(a)	39,419
3,170	NetScout Systems, Inc.(a)	81,881
223	Plexus Corporation(a)	32,266
8,952	Ribbon Communications, Inc.(a)	34,017
271	Sanmina Corporation(a)	31,195
172	TD SYNNEX Corporation	28,165
523	TTM Technologies, Inc.(a)	30,125
2,666	ViaSat, Inc.(a)	78,114
215	Vishay Precision Group, Inc.(a)	6,891
5,597	Xerox Holdings Corporation(c)	21,045
		709,519
	TECHNOLOGY SERVICES - 2.4%
2,910	Amdocs Ltd.	238,766
57	CACI International, Inc., Class A(a)	28,431
630	CSG Systems International, Inc.	40,559
9,505	DXC Technology Company(a)	129,553
273	ICF International, Inc.	25,334
162	Insight Enterprises, Inc.(a)	18,372
2,503	Integral Ad Science Holding Corporation(a)	25,456
7,370	Kyndryl Holdings, Inc.(a)	221,321
470	MAXIMUS, Inc.	42,944
4,841	Repay Holdings Corporation(a)	25,318
		796,054
	TELECOMMUNICATIONS - 2.9%
966	Array Digital Infrastructure Inc.	48,310
1,327	ATN International, Inc.	19,865
4,921	EchoStar Corporation, Class A(a),(c)	375,767
7,723	Frontier Communications Parent, Inc.(a)	288,454
5,511	Telephone and Data Systems, Inc.	216,252
		948,648
	TOBACCO & CANNABIS - 0.2%
971	Universal Corporation	54,250

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION & LOGISTICS - 2.6%
882	Alaska Air Group, Inc.(a),(c)	$ 43,906
942	Allegiant Travel Company(a)	57,245
597	ArcBest Corporation	41,712
2,138	Bristow Group, Inc.(a)	77,139
1,272	Copa Holdings S.A., Class A	151,139
1,034	Covenant Logistics Group, Inc., Class A	22,397
1,875	Hub Group, Inc., Class A	64,575
7,404	JetBlue Airways Corporation(a)	36,428
769	Knight-Swift Transportation Holdings, Inc.	30,383
1,336	Marten Transport Ltd.	14,242
712	Matson, Inc.	70,196
299	Ryder System, Inc.(c)	56,403
1,564	Schneider National, Inc., Class B	33,094
521	SkyWest, Inc.(a)	52,423
3,203	Sun Country Airlines Holdings, Inc.(a)	37,828
846	Universal Logistics Holdings, Inc.	19,830
1,380	Werner Enterprises, Inc.	36,322
		845,262
	TRANSPORTATION EQUIPMENT - 0.2%
1,611	Greenbrier Companies, Inc. (The)	74,380

	WHOLESALE - CONSUMER STAPLES - 0.9%
1,060	Andersons, Inc. (The)	42,198
1,715	Grocery Outlet Holding Corporation(a)	27,526
6,024	United Natural Foods, Inc.(a)	226,623
		296,347
	WHOLESALE - DISCRETIONARY - 1.2%
104	Acme United Corporation	4,283
470	ePlus, Inc.(c)	33,375
2,423	G-III Apparel Group Ltd.(a)	64,476
3,506	LKQ Corporation	107,073
2,828	OPENLANE, Inc.(a)	81,390
491	PC Connection, Inc.	30,437
1,272	ScanSource, Inc.(a)	55,955

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - DISCRETIONARY - 1.2% (Continued)
3,059	ThredUp, Inc.(a)	$ 28,907
		405,896

	TOTAL COMMON STOCKS (Cost $29,636,116)	32,711,390

	RIGHTS — 0.0%(e)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(e)
3,718	Resolute Forest Products, Inc. - CVR(f)	8,031

	RENEWABLE ENERGY - 0.0%(e)
2	Pineapple Energy, Inc. (f)	-

	TOTAL RIGHTS (Cost $5,280)	8,031

	SHORT-TERM INVESTMENTS — 13.4%
	COLLATERAL FOR SECURITIES LOANED - 13.1%
4,304,592	Mount Vernon Liquid Assets Portfolio, 4.22%(b)(d)	4,304,592

	MONEY MARKET FUNDS - 0.3%
86,077	First American Treasury Obligations Fund, Class X, 4.02%(b)	86,077

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,390,669)	4,390,669

	TOTAL INVESTMENTS – 112.8% (Cost $34,032,065)	$ 37,110,090
	OTHER ASSETS IN EXCESS OF LIABILITIES - (12.8)%	(4,215,160)
	NET ASSETS - 100.0%	$ 32,894,930

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $4,162,500.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 is $4,304,592.
(e)	Amount represents less than 0.05%.
(f)	Fair value was determined using significant unobservable inputs.